Personnel Benefits	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Personnel Benefits
36. Personnel benefits

	2021	2020	2019
Salaries	18,707,050	19,549,544	20,172,217
Social security charges	5,548,020	5,336,701	5,888,405
Other short term personnel benefits	5,408,305	4,193,475	6,080,818
Personnel compensations and rewards	746,024	659,297	1,086,638
Personnel services	587,239	654,965	749,446
Termination benefits	129,666	124,957	6,198
Fees to Bank Directors and Supervisory Committee	65,592	90,848	33,580
Other long term benefits	185,582	150,806	244,123

TOTAL	31,377,478	30,760,593	34,261,425